Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report	annual shareholder report
C000263226 [Member]
Shareholder Report [Line Items]
Fund Name		Burney U.S. Equity Select ETF
Class Name		BRES
Trading Symbol		BRES
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Burney U.S. Equity Select ETF (the “Fund”) for the period of February 4, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/bres. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/bres. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://burneyetfs.com/bres
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.79%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (2/4/2026)
Burney U.S. Equity Select ETF - NAV	7.25%
S&P Composite 1500 Index	9.47%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://burneyetfs.com/bres for more recent performance information.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 673,601,184	$ 673,601,184
Holdings Count | holding	73	73
Advisory Fees Paid, Amount	$ 2,442,090
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$673,601,184	Portfolio Turnover Rate*	95%
# of Portfolio Holdings	73	Fund Advisory Fees Paid	$2,442,090
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.0%
Financials	17.6%
Consumer Discretionary	11.5%
Communication Services	10.3%
Industrials	9.7%
Health Care	6.5%
Consumer Staples	6.3%
Utilities	4.4%
Energy	2.2%
Real Estate	2.0%
Materials	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.5%
Alphabet, Inc. - Class A	6.2%
Expedia Group, Inc.	6.1%
Citigroup, Inc.	4.8%
Apple, Inc.	4.1%
Advanced Micro Devices, Inc.	3.8%
Capital One Financial Corp.	3.7%
AerCap Holdings NV	3.6%
Micron Technology, Inc.	3.6%
Arista Networks, Inc.	2.8%

C000237980 [Member]
Shareholder Report [Line Items]
Fund Name		Burney U.S. Factor Rotation ETF
Class Name		Burney U.S. Factor Rotation ETF
Trading Symbol		BRNY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/brny/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/brny/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://burneyetfs.com/brny/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$89	0.79%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]		WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (10/13/2022)
Burney U.S. Factor Rotation ETF - NAV	25.93%	24.92%
S&P Composite 1500 Index	19.97%	21.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://burneyetfs.com/brny/ for more recent performance information.

Net Assets	$ 581,482,374	$ 581,482,374
Holdings Count | holding	71	71
Advisory Fees Paid, Amount		$ 3,913,272
Investment Company, Portfolio Turnover		254.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$581,482,374	Portfolio Turnover Rate*	254%
# of Portfolio Holdings	71	Fund Advisory Fees Paid	$3,913,272
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	29.4%
Financials	16.4%
Communication Services	12.0%
Consumer Discretionary	9.5%
Industrials	8.7%
Consumer Staples	6.6%
Health Care	6.1%
Utilities	4.0%
Materials	3.3%
Energy	2.1%
Real Estate	1.7%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Expedia Group, Inc.	6.3%
Alphabet, Inc. - Class A	6.0%
Apple, Inc.	4.9%
StoneX Group, Inc.	5.0%
Advanced Micro Devices, Inc.	4.0%
AerCap Holdings NV	3.7%
Arista Networks, Inc.	3.7%
Micron Technology, Inc.	3.5%
Microsoft Corp.	3.3%